UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8620

                              Milestone Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                             One Executive Boulevard
                                Yonkers NY 10701
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Jeffrey R. Hanson
                        Milestone Capital Management LLC
                             One Executive Boulevard
                                Yonkers NY 10701
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-941-6453

                   Date of fiscal year end: November 30, 2003

                     Date of reporting period: May 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


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   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

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                               SEMI-ANNUAL REPORT

                                  MAY 31, 2003

                             ----------------------

                                     ADVISER

                        Milestone Capital Management, LLC





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TABLE OF CONTENTS

Letter to Our Shareholders ..................................................  3
Portfolio of Investments ....................................................  4
Statement of Assets and Liabilities .........................................  6
Statement of Operations .....................................................  7
Statements of Changes in Net Assets .........................................  8
Notes to Financial Statements ...............................................  9
Financial Highlights ........................................................ 12













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LETTER TO OUR SHAREHOLDERS
MAY 31, 2003


Dear Investor:

During the past six months, the Fund continued to achieve the highest level of management, service, performance, technological and compliance standards. In the current economic environment, we remain committed to creating value for our investors through "low fee - high service" solutions designed to meet a full range of your liquidity, information management and operational needs. With more investors using our late-day liquidity management services and customized reporting/technological platform, we would like to thank you for your continued confidence in the Milestone team.

Since inception in 1994, we have been privileged to work in partnership with each of our investors and a growing number of regional, national, and global financial intermediaries to set the highest possible standard of service for institutional liquidity management. We are pleased to announce our newest strategic partnership with Lehman Brothers, which will further enhance Milestone's ability to develop new cash management capabilities and financial solutions for institutional investors that can be integrated, customized, and delivered through our proprietary client relationship service platform.

In preparing to enter our tenth year of operation, we are extraordinarily grateful to you and all our investors for your business and we renew our commitment to the core principles of service, value, and integrity on behalf of all our shareholders.

Please contact us with any questions you have or if we can be of service in any way.

Sincerely,


/s/ JANET TIEBOUT HANSON                            /s/ COLLEEN YACHIMSKI

JANET TIEBOUT HANSON                                COLLEEN YACHIMSKI
Chairman of the Board                               Co-CIO
The Milestone Funds                                 Milestone Capital Management
President, CEO and Co-CIO
Milestone Capital Management



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TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS

MAY 31, 2003 (Unaudited)
($ in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                               PRINCIPAL                                                 VALUE
                                                                  AMOUNT       INTEREST RATE       MATURITY DATE       (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 13.6%

U.S. TREASURY BILLS - 5.0%
                                                               $100,000                1.18%             6/26/03       $ 99,918

U.S. TREASURY NOTES - 8.6%
                                                                135,000                3.00%             1/31/04        136,703
                                                                 35,000                3.25%             5/31/04         35,747

------------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $272,368)                                                             272,368
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 86.3%

ABN AMRO Bank, N.V., New York Branch,  dated 5/30/03,  repurchase price $95,010  (Collateralized  by: U.S. Treasury Notes:  $83,641,
5.625%-5.75%, 11/15/05-5/15/08; aggregate market value $96,900)
                                                                 95,000                1.25%              6/2/03        95,000

Banc of America Securities LLC, dated 5/15/03,  repurchase price $150,230 (Collateralized by: U.S. Treasury Note: $129,291,  6.125%,
8/15/07; aggregate market value $153,000)
                                                                150,000                1.20%             6/30/03        150,000

Banc of America  Securities  LLC, dated 5/30/03,  repurchase  price $330,034  (Collateralized  by: U.S.  Treasury  Notes:  $298,197,
3.00%-5.375%,  6/30/03-11/30/03,  U.S. Treasury Note (Treasury Inflation Protected Security):  $23,825,  3.625%, 1/15/08;  aggregate market value $336,600)
                                                                330,000                1.25%              6/2/03       330,000

Barclays Capital Inc., dated 5/30/03,  repurchase price $95,577  (Collateralized by: U.S. Treasury Note: $95,364,  2.00%,  11/30/04;
aggregate market value $97,479)
                                                                 95,567                1.27%              6/2/03        95,567

Bear, Stearns & Co., Inc., dated 5/30/03,  repurchase price $90,009  (Collateralized  by: U.S. Treasury Note: $960, 3.00%,  2/15/08;
U.S. Treasury Strips, Interest Only: $102,000, 2/15/08-5/15/08; aggregate market value $92,740)
                                                                 90,000                1.25%              6/2/03        90,000

BNP Paribas Securities Corp., dated 5/30/03,  repurchase price $95,010  (Collateralized  by: U.S. Treasury Bill:  $97,163,  8/28/03;
aggregate market value $96,900)
                                                                 95,000                1.25%              6/2/03        95,000

Citigroup  Global Markets Inc., dated 5/30/03,  repurchase  price $95,010  (Collateralized  by: U.S Treasury Note:  $92,725,  3.00%,
2/15/08; aggregate market value $96,920)
                                                                 95,000                1.20%              6/2/03         95,000

Credit Suisse First Boston LLC, dated 5/30/03,  repurchase price $96,010  (Collateralized by: U.S. Treasury Bonds: $21,643,  9.125%-
11.875%, 11/15/03-5/15/10; U.S. Treasury Notes: $68,220, 3.00%-7.875%, 6/30/03- 11/15/08; aggregate market value $97,923)
                                                                 96,000                1.23%              6/2/03         96,000


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TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONT'D)

MAY 31, 2003 (Unaudited)
($ in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                               PRINCIPAL                                                 VALUE
                                                                  AMOUNT       INTEREST RATE       MATURITY DATE       (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 86.3%  (CONT'D)
Deutsche Bank Securities Inc., dated 5/19/03,  repurchase price $75,229  (Collateralized  by: U.S.  Treasury Note:  $75,797,  2.75%,
10/31/03; aggregate market value $76,500)
                                                                 75,000                1.12%             8/25/03        75,000

Deutsche Bank Securities Inc., dated 5/30/03,  repurchase price $20,002  (Collateralized  by: U.S.  Treasury Note:  $20,213,  2.75%,
10/31/03; aggregate market value $20,400)
                                                                 20,000                1.25%              6/2/03        20,000

Greenwich  Capital  Markets,  Inc.,  dated 5/30/03,  repurchase  price $95,010  (Collateralized  by: U.S.  Treasury Bonds:  $23,472,
9.375%-13.75%, 11/15/03-2/15/06; U.S. Treasury Notes: $65,159, 2.75%-7.875%, 6/30/03-2/15/10; aggregate market value $96,902)
                                                                 95,000                1.25%              6/2/03        95,000

UBS Warburg LLC, dated 5/19/03,  repurchase  price $25,077,  (Collateralized  by: U.S.  Treasury  Note:  $25,225,  1.625%,  3/31/05;
aggregate market value $25,505)
                                                                 25,000                1.13%             8/25/03        25,000

UBS Warburg LLC,  dated  5/15/03,  repurchase  price $390,419  (Collateralized  by: U.S.  Treasury  Notes,  $356,963,  2.75%-7.875%,
6/30/03-2/15/10; aggregate market value $397,802)
                                                                390,000                1.21%             6/16/03       390,000

UBS Warburg LLC,  dated  5/30/03,  repurchase  price $75,008  (Collateralized  by: U.S.  Treasury Note:  $75,755,  1.625%,  3/31/05;
aggregate market value $76,505)
                                                                 75,000                1.25%              6/2/03        75,000

------------------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $1,726,567)                                                                        1,726,567
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $1,998,935)--99.9%                                                                           1,998,935
OTHER ASSETS LESS LIABILITIES--0.1%                                                                                      1,164

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                                  $2,000,099
------------------------------------------------------------------------------------------------------------------------------------




See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2003 (Unaudited)

ASSETS:
  Investments, at amortized cost (note 1)                         $  272,367,872
  Repurchase agreements, at value and cost (note 1)                1,726,567,000
  Cash                                                                 2,411,254
  Interest receivable                                                    797,481
  Prepaid expenses                                                        31,726
                                                                  --------------
Total assets                                                       2,002,175,333
                                                                  --------------
LIABILITIES:
  Administration fee payable                                              65,711
  Advisory fee payable                                                   164,262
  Shareholder Service fee payable                                         93,444
  Distribution fee payable- Premium Shares                                30,800
  Dividends payable                                                    1,641,713
  Accrued expenses                                                        80,518
                                                                  --------------
Total liabilities                                                      2,076,448
                                                                  --------------
NET ASSETS                                                        $2,000,098,885
                                                                  ==============
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                                 $  351,201,964
  Institutional Shares                                               695,838,346
  Financial Shares                                                   781,071,848
  Premium Shares                                                     171,986,727
                                                                  --------------
NET ASSETS                                                        $2,000,098,885
                                                                  ==============
SHARES OUTSTANDING
  Investor Shares                                                    351,099,885
                                                                  ==============
  Institutional Shares                                               695,529,604
                                                                  ==============
  Financial Shares                                                   780,868,094
                                                                  ==============
  Premium Shares                                                     171,975,204
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $         1.00
                                                                  ==============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                   $1,999,472,787
  Undistributed gain on investments                                      626,098
                                                                  --------------
NET ASSETS                                                        $2,000,098,885
                                                                  ==============


See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2003 (Unaudited)

INVESTMENT INCOME:
  Interest                                                          $15,222,733
                                                                    -----------
EXPENSES (note 2):
  Advisory fees                                                       1,192,129
  Administration fees                                                   526,719
  Shareholder Service fees:
    Investor Shares                                                     335,530
    Institutional Shares                                                 69,278
    Financial Shares                                                    276,465
    Premium Shares                                                      207,319
  Distribution fees:
    Premium Shares                                                      197,429
  Custodian fees and expenses                                            88,685
  Transfer agent fees and expenses                                       46,410
  Publication expenses and rating service fees                           46,282
  Registration and filing fees                                           34,816
  Accounting service fees                                                27,035
  Cash management fees                                                   26,672
  Insurance expense                                                      21,033
  Legal fees                                                             14,390
  Audit fees                                                             13,400
  Reports to shareholders                                                12,740
  Trustees' fees                                                          5,742
  Other expenses                                                          4,055
                                                                    -----------
Total expenses before fee waiver                                      3,146,129
Waiver of shareholder service and distribution fees                    (299,187)
                                                                    -----------
Total expenses after fee waiver                                       2,846,942
                                                                    -----------
NET INVESTMENT INCOME                                                12,375,791
NET REALIZED GAIN ON INVESTMENTS                                        626,629
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $13,002,420
                                                                    ===========


See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX
                                                                                 MONTHS ENDED        FOR THE YEAR
                                                                                 MAY 31, 2003            ENDED
                                                                                  (UNAUDITED)      NOVEMBER 30, 2002
                                                                                ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                         $    12,375,791     $    31,160,246
  Net realized gain on investments                                                      626,629           2,572,677
                                                                                ---------------     ---------------
    Net increase in net assets resulting from operations                             13,002,420          33,732,923
                                                                                ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income--Investor Shares                                             (1,341,603)         (3,918,045)
  Net investment income--Institutional Shares                                        (4,223,919)        (12,359,697)
  Net investment income--Financial Shares                                            (6,253,379)        (13,426,697)
  Net investment income--Service Shares                                                       0            (234,782)
  Net investment income--Premium Shares                                                (556,890)         (1,221,025)
  Net realized gain on investments--Investor Shares                                    (137,174)           (207,495)
  Net realized gain on investments--Institutional Shares                               (334,832)           (592,831)
  Net realized gain on investments--Financial Shares                                   (500,182)           (626,287)
  Net realized gain on investments--Service Shares                                            0             (27,888)
  Net realized gain on investments--Premium Shares                                      (68,322)            (78,197)
                                                                                ---------------     ---------------
    Total distributions to shareholders                                             (13,416,301)        (32,692,944)
                                                                                ---------------     ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
  Sale of shares--Investor Shares                                                   433,662,234       1,131,145,541
  Sale of shares--Institutional Shares                                            1,973,787,538       4,816,590,444
  Sale of shares--Financial Shares                                                6,782,859,048       9,314,378,081
  Sale of shares--Service Shares                                                              0          24,427,235
  Sale of shares--Premium Shares                                                     83,615,839         392,326,591
  Reinvested dividends--Investor shares                                                 380,964           1,037,246
  Reinvested dividends--Institutional Shares                                          2,213,197           6,954,019
  Reinvested dividends--Financial Shares                                              2,868,036           7,323,675
  Reinvested dividends--Service Shares                                                        0              33,653
  Reinvested dividends--Premium Shares                                                        0                  39
  Cost of shares repurchased--Investor Shares                                      (436,838,044)     (1,092,654,577)
  Cost of shares repurchased--Institutional Shares                               (2,074,019,105)     (4,758,901,932)
  Cost of shares repurchased--Financial Shares                                   (7,146,698,965)     (8,820,004,582)
  Cost of shares repurchased--Service Shares                                                  0         (53,299,618)
  Cost of shares repurchased--Premium Shares                                        (46,939,755)       (367,248,612)
                                                                                ---------------     ---------------
    Net increase (decrease) in net assets from shares of beneficial interest       (425,109,013)        602,107,203
                                                                                ---------------     ---------------
  Total increase (decrease)                                                        (425,522,894)        603,147,182
NET ASSETS:
  Beginning of period                                                             2,425,621,779       1,822,474,597
                                                                                ---------------     ---------------
  End of period                                                                 $ 2,000,098,885     $ 2,425,621,779
                                                                                ===============     ===============

* Share transactions at net asset value of $1.00 per share.

     See notes to financial statements.


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NOTES TO FINANCIAL STATEMENTS

MAY 31, 2003 (Unaudited)

NOTE 1.  SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares. All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2003 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS - Each share of the portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, some Transfer Agent fees, and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple

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NOTES TO FINANCIAL STATEMENTS (CONT'D)

MAY 31, 2003 (Unaudited)

classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains are considered short term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee at an annual rate equal to 0.25% of the average daily net assets of the Investor Shares and Premium Shares. For Institutional Shares, the Adviser receives from the Trust a fee at an annual rate up to 0.10% of the average daily net assets. For the six months ended May 31, 2003, the Adviser agreed to waive any portion of its shareholder servicing fee in order to limit the total expenses of the Investor Shares and Institutional Shares to 0.45% and 0.20% of their average daily net assets, respectively. As a result, the Adviser received shareholder service fees of 0.21% and 0.00% for the Investor Shares and Institutional Shares, respectively. Effective December 1, 1999, the Board of Trustees of the Milestone Funds consented to and adopted a Shareholder Service Plan for the Financial Class of the Portfolio. Under this plan, the Adviser will receive from the Trust an annual shareholder service fee of up to 0.05% of the average net assets of the Financial Shares. For the six months ended May 31, 2003, the adviser received a 0.02% shareholder service fee for the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

The Trust has adopted a Distribution Plan for the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to,

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NOTES TO FINANCIAL STATEMENTS (CONT'D)

MAY 31, 2003 (Unaudited)

advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares of up to 0.35% of the average daily net assets of the Premium Shares. For the six months ended May 31, 2003, the adviser agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares to 0.60% of its average daily net assets. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 2003, there were no unreimbursed expenses. For the six months ended May 31, 2003, the Portfolio incurred 0.22% of these distribution expenses for the Premium Shares.

The Adviser also serves as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses.

During the current fiscal period, the Portfolio paid administration fees attributable to each class as follows:

                Investor Shares:                         $196,961
                Institutional Shares:                     262,630
                Financial Shares:                          16,732
                Premium Shares:                               529

In addition, the Portfolio has a sub-administration agreement with The Bank of New York (the "Sub-Administrator"). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned $49,868 during the six months ended May 31, 2003.

Unified Fund Services, Inc. is the Trust's transfer agent and dividend disbursing agent, and is also the Trust's Underwriter of the Portfolio's shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                                  -------------

                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS

                                  -------------


TREASURY OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                              INVESTOR
                                                                               SHARES
                                       ------------------------------------------------------------------------------------------
                                       FOR THE SIX       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                       MONTHS ENDED         ENDED          ENDED          ENDED          ENDED          ENDED
                                       MAY 31, 2003      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                       (UNAUDITED)           2002           2001           2000           1999           1998
                                       ------------      ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value per share         $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                            -----             -----          -----          -----          -----          -----
Net investment income                       0.005             0.014          0.039          0.057          0.046          0.051
Dividends from net investment income       (0.005)           (0.014)        (0.039)        (0.057)        (0.046)        (0.051)
                                            -----             -----          -----          -----          -----          -----
Ending net asset value per share            $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                            =====             =====          =====          =====          =====          =====
TOTAL RETURN                                 0.91%(a)          1.41%          4.02%          5.89%          4.69%          5.23%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses(b)                                0.45%(a)          0.45%          0.42%          0.40%          0.40%          0.40%
  Net investment income                      0.82%(a)          1.33%          3.88%          5.72%          4.60%          5.08%
Net assets at the end of the
  period (000's omitted)                 $351,202          $354,051       $314,361       $311,868       $343,781       $421,088

(a) Annualized.
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.02%, 0.01%, 0.00%, 0.00%, and 0.00%, for each of the respective periods presented.


     See notes to financial statements.

                                  -------------

                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS

                                  -------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                            INSTITUTIONAL
                                                                                SHARES
                                       ------------------------------------------------------------------------------------------
                                       FOR THE SIX       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                       MONTHS ENDED         ENDED          ENDED          ENDED          ENDED          ENDED
                                       MAY 31, 2003      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                       (UNAUDITED)           2002           2001           2000           1999           1998
                                       ------------      ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value per share         $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                            -----             -----          -----          -----          -----          -----
Net investment income                       0.006             0.017          0.042          0.059          0.048          0.053
Dividends from net investment income       (0.006)           (0.017)        (0.042)        (0.059)        (0.048)        (0.053)
                                            -----             -----          -----          -----          -----          -----
Ending net asset value per share            $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                            =====             =====          =====          =====          =====          =====
TOTAL RETURN                                 1.16%(a)          1.67%          4.25%          6.11%          4.91%          5.45%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses(b)                                0.20%(a)          0.20%          0.20%          0.20%          0.20%          0.20%
  Net investment income                      1.07%(a)          1.58%          4.28%          5.91%          4.79%          5.30%
Net assets at the end of the
  period (000's omitted)                 $695,838          $793,978       $728,920       $887,097     $1,199,513     $1,686,835

(a)  Annualized.

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.02%, 0.01%, 0.00%, 0.00%, and 0.01%, for
     each of the respective periods presented.


     See notes to financial statements.

                                  -------------

                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS

                                  -------------


  TREASURY OBLIGATIONS PORTFOLIO
  FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                FINANCIAL
                                                                                  SHARES
                                       ------------------------------------------------------------------------------------------
                                       FOR THE SIX       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                       MONTHS ENDED         ENDED          ENDED          ENDED          ENDED          ENDED
                                       MAY 31, 2003      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                       (UNAUDITED)           2002           2001           2000           1999           1998
                                       ------------      ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value per share         $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                            -----             -----          -----          -----          -----          -----
Net investment income                       0.006             0.017          0.042          0.060          0.049          0.054
Dividends from net investment income       (0.006)           (0.017)        (0.042)        (0.060)        (0.049)        (0.054)
                                            -----             -----          -----          -----          -----          -----
Ending net asset value per share            $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                            =====             =====          =====          =====          =====          =====
TOTAL RETURN                                 1.21%(a)          1.72%          4.30%          6.16%          4.97%          5.50%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses(b)                                0.15%(a)          0.15%          0.15%          0.15%          0.14%          0.15%
  Net investment income                      1.13%(a)          1.61%          4.35%          6.00%          4.90%          5.28%
Net assets at the end of the
  period (000's omitted)                 $781,072          $1,142,255     $640,140       $1,243,296     $599,948       $314,556

(a)  Annualized.

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.03%, 0.00% and 0.00%, for
     each of the respective periods presented.


     See notes to financial statements.

                                  -------------

                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS

                                  -------------


  TREASURY OBLIGATIONS PORTFOLIO
  FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                 PREMIUM
                                                                                 SHARES
                                       ------------------------------------------------------------------------------------------
                                       FOR THE SIX       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                       MONTHS ENDED         ENDED          ENDED          ENDED          ENDED          ENDED
                                       MAY 31, 2003      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                       (UNAUDITED)           2002           2001           2000           1999           1998
                                       ------------      ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value per share         $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                            -----             -----          -----          -----          -----          -----
Net investment income                       0.004             0.013          0.038          0.056          0.044          0.049
Dividends from net investment income       (0.004)           (0.013)        (0.038)        (0.056)        (0.044)        (0.049)
                                            -----             -----          -----          -----          -----          -----
Ending net asset value per share            $1.00             $1.00          $1.00          $1.00          $1.00          $1.00
                                            =====             =====          =====          =====          =====          =====
TOTAL RETURN                                 0.76%(a)          1.26%          3.84%          5.68%          4.49%          5.03%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                   0.60%(a,b)        0.60%(b)       0.60%(b)       0.60%          0.60%          0.60%
  Net investment income                      0.67%(a)          1.17%          3.28%          5.56%          4.40%          4.92%
Net assets at the end of the
  period (000's omitted)                 $171,987          $135,337       $110,213        $68,812        $68,799        $85,937

(a)  Annualized.

(b)  Net of distribution fees waived of 0.02%, 0.02% and 0.01%, respectively.


     See notes to financial statements.

                                  -------------

                                       THE
----------------------------------  MILESTONE  ---------------------------------
                                      FUNDS

                                  -------------


                                     Adviser
    -----------------------------------------------------------------------
                        Milestone Capital Management, LLC
                             One Executive Boulevard
                                Yonkers, NY 10701

                                  Administrator
    -----------------------------------------------------------------------
                        Milestone Capital Management, LLC
                             One Executive Boulevard
                                Yonkers, NY 10701

                          Underwriter / Transfer Agent
    -----------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806
                                  800-363-7660

                                 Primary Dealer
    -----------------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167

                                    Custodian
    -----------------------------------------------------------------------
                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                                  Legal Counsel
    -----------------------------------------------------------------------
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022

                              Independent Auditors
    -----------------------------------------------------------------------
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434


                   THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
                   ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS
           WHO HAVE RECEIVED A COPY OF THE MILESTONE FUNDS PROSPECTUS


                               The Milestone Funds
                One Executive Boulevard, Yonkers, New York 10701
                                  800-941-MILE

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The President and Secretary have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Milestone Funds, Inc.

By: /s/ Janet Tiebout Hanson
    ----------------------------
Janet Tiebout Hanson, President,
Chief Executive Officer, and
Co-Chief Investment Officer
Date: August 7, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Janet Tiebout Hanson
    ----------------------------
Janet Tiebout Hanson, President,
Chief Executive Officer, and
Co-Chief Investment Officer
Date: August 7, 2003
--------------------------------------------------------------------------------


By: /s/ Jeffrey R. Hanson
    ---------------------
Jeffrey R. Hanson,
Chief Operating Officer
Date: August 7, 2003